Kovitz Core Equity ETF
Schedule of Investments
January 31, 2024 (Unaudited)
COMMON STOCKS — 97.32% Shares Fair Value
Communications — 13.03%
Alphabet, Inc., Class A
(a)
32,644 $ 4,573,424
Alphabet, Inc., Class C
(a)
301,077 42,692,719
Charter Communications, Inc., Class A
(a)
61,435 22,774,569
Meta Platforms, Inc., Class A
(a)
112,481 43,883,337
Spotify Technology SA
(a)
58,130 12,518,296
126,442,345
Consumer Discretionary — 14.65%
Amazon.com, Inc.
(a)
265,385 41,187,752
CarMax, Inc.
(a)
366,955 26,119,857
General Motors Co. 303,685 11,782,978
Hasbro, Inc. 351,208 17,191,632
Las Vegas Sands Corp. 346,787 16,964,820
Lowe's Companies, Inc. 136,154 28,979,017
142,226,056
Consumer Staples — 9.78%
Diageo PLC - ADR 162,052 23,388,965
Dollar Tree, Inc.
(a)
246,524 32,200,965
Philip Morris International, Inc. 433,233 39,359,218
94,949,148
Financials — 19.56%
American Express Co. 182,835 36,702,298
Aon PLC, Class A 61,461 18,341,806
Berkshire Hathaway, Inc., Class B
(a)
107,884 41,399,406
Charles Schwab Corp. (The) 601,222 37,828,888
Intercontinental Exchange, Inc. 204,730 26,068,271
JPMorgan Chase & Co. 169,458 29,546,697
189,887,366
Health Care — 4.10%
Abbott Laboratories 6,156 696,551
Becton, Dickinson and Co. 157,787 37,681,114
Stryker Corp. 4,225 1,417,403
39,795,068
Industrials — 11.30%
Equifax, Inc. 2,852 696,858
Graco , Inc. 13,667 1,165,795
Hayward Holdings, Inc.
(a)
477,667 5,980,391
Jacobs Solutions, Inc. 261,608 35,256,910
Johnson Controls International PLC 10,253 540,231
Keysight Technologies, Inc.
(a)
207,841 31,853,711
Lincoln Electric Holdings, Inc. 6,009 1,335,320
PACCAR, Inc. 318,738 31,998,108
Verisk Analytics, Inc. 3,436 829,897
109,657,221
Materials — 1.84%
PPG Industries, Inc. 126,517 17,843,958

Kovitz Core Equity ETF
Schedule of Investments (continued)
January 31, 2024 (Unaudited)
COMMON STOCKS — 97.32% - (continued) Shares Fair Value
Technology — 23.06%
Analog Devices, Inc. 166,348 $ 31,998,701
Apple, Inc. 123,402 22,755,329
Arista Networks, Inc.
(a)
87,548 22,646,917
Microsoft Corp. 6,809 2,707,122
Motorola Solutions, Inc. 90,565 28,935,517
Oracle Corp. 184,755 20,637,134
Salesforce, Inc.
(a)
132,227 37,167,687
Splunk , Inc.
(a)
110,307 16,917,785
Texas Instruments, Inc. 7,415 1,187,290
Visa, Inc., Class A 142,563 38,956,765
223,910,247
Total Common Stocks/Investments (Cost $732,019,180) 944,711,409
Other Assets in Excess of Liabilities — 2.68% 26,025,391
NET ASSETS — 100.00% $ 970,736,800
(a) Non-income producing security.
ADR - American Depositary Receipt